UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  11/30/2010

Date of reporting period: 11/30/2010

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended November 30, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

November 30, 2010

Compass EMP Mutual Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

Compass EMP Funds’ Annual Portfolio Manager Report

July 1, 2010 to November 30, 2010

By: Stephen M. Hammers, CIMA®

Managing Partner and Chief Investment Officer

Market volatility and uncertainty is still alive and well. Today’s markets are certainly better suited for patient, long-term investors.  Multi-asset classes and low correlation between many asset classes is a necessity in an attempt to reduce portfolio volatility. The broad U.S. stock market, represented by the S&P 500 Index, has produced a 15.54% return from July 1, 2010 to November 30, 2010. The international developed market index represented by the MSCI EAFE had increased 14.96% over the same period.  U.S. Small Cap stocks, Emerging Markets and International Real Estate (REITs) were the highest performers during the period above. U.S. Bonds, Inflation Protected Bonds and Global Currency were the lower performing asset classes during the period ending November 30, 2010.

The Compass EMP Funds utilize a rules-based, strategic asset allocation methodology. This methodology is designed to provide diversification among many asset classes, markets and economies around the world. The objective is to reduce risk and volatility without sacrificing long-term returns. A summary of the Compass EMP methodology can be viewed on our website at www.CompassEMPFunds.com.

In November of 2010, the Compass EMP Multi-Asset Balanced Fund (the “Balanced Fund”), the Compass EMP Multi-Asset Growth Fund (the “Growth Fund”) and the Compass EMP Alternative Strategies Fund (the “Alternative Fund”) each began to replace the managed futures ETF called iShares Alternative Trust with an in-house managed futures portfolio. The design was to capitalize on trends in several different markets potentially profiting from either rising or declining market conditions. The purpose of this change was to reduce the acquired ETF expense of 0.95% as well as provide better upside returns over the long-term. Compass EMP intends to replace additional alternative ETFs and their expenses over the next few months without changing the asset allocation or overall methodology.

The Compass EMP Funds are not designed to track a broad stock market such as the S&P 500 or a broad bond market such as the Barclays Aggregate Bond Index, but for short-term comparison purposes the Funds compared relatively well.  For comparison, the S&P 500, MSCI EAFE and Barclays Aggregate Bond Index increased 15.54%, 14.96% and 2.25%, respectively for the five month period ended November 30, 2010.  For the five month period ended November 30, 2010, the Balanced Fund* increased 6.73%, the Alternative Fund* increased 9.62% and the Growth Fund* increased 12.48%. The largest negative impact to the Compass EMP Funds came from the following asset classes: U.S. Treasury bonds, Global Currencies, Managed Futures and Equity Hedge.  The most beneficial impact to the recent performance was International Real Estate, U.S. Small Cap Stocks and Emerging Markets.

Many believe that world economies have a long road ahead in terms of economic recovery with increased volatility along the way. Going forward, the greatest negative impact to the U.S. and international markets remains the exceptionally high government debt and inflated currency.  The best opportunity for continued economic growth is free enterprise, low taxes and low interest rates.  Our intention is to continuously provide a high amount of diversification in an attempt to reduce investment portfolio volatility.

Thank you for your trust!

* Fund performance is based on the Class A shares without sales charges.

Investments in mutual funds involve risks. Past performance does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed shares may be worth more or less than their original cost. Investing in real estate/REITS involves special risks such as potential illiquidity and may not be suitable for all investors. Investments in international companies could experience greater volatility than investments in domestic companies due to socio-economic, market and currency value instability. Alternative investments may have additional risks that can exceed those of traditional investments such as risks associated with leveraging the investment, potential adverse market forces, regulatory changes and potential liquidity. The individual ETFs will not be able to replicate exactly the performance of the indices or sector they track. The Funds may have liquidity risk in that the Advisor may not be able to acquire or sell Underlying securities held by the Funds at a price that is acceptable to the Advisor. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Please consider the Funds’ investment objectives, risks, and charges carefully before investing. This and other important information about the Compass EMP Funds can be found in the Funds’ current prospectus, which may be obtained by calling your Financial Advisor or shareholder services at 1-888-944-4367. Please read the prospectus carefully before investing. The Compass EMP Funds are distributed by Matrix Capital Group, Inc., New York, NY 10017.

Compass EMP Multi-Asset Balanced Fund asset allocation as of November 30, 2010 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

The percentages below may not equal 100% due to rounding.

Compass EMP Multi-Asset Growth Fund asset allocation as of November 30, 2010 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

The percentages below may not equal 100% due to rounding.

Compass EMP Alternative Strategies Fund asset allocation as of November 30, 2010 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

The percentages below may not equal 100% due to rounding.

COMPASS EMP MUTUAL FUNDS

November 30, 2010 (Unaudited)                                               ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP MULTI-ASSET BALANCED FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Returns

		Five Month Period Ended		Commencement of Operations (1)
		November 30, 2010 (2)	One Year	through November 30, 2010
Class A	Without sales charge	6.73%	4.92%	14.26%
	With sales charge	0.59%	(1.12)%	10.78%
Class C		6.43%	4.21%	13.46%
Class T	Without sales charge	6.60%	N/A	4.24%(2)
	With sales charge	2.87%	N/A	0.59%(2)
S&P 500 Total Return Index		15.54%	9.94%	17.60%

(1)

The Compass EMP Multi-Asset Balanced Fund Class A and Class C shares commenced operations on December 31, 2008.  The Compass EMP Multi-Asset Balanced Fund Class T shares commenced operations on December 30, 2009.

(2)

Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Multi-Asset Balanced Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Compass EMP Multi-Asset Balanced Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS

November 30, 2010 (Unaudited)                                               ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP MULTI-ASSET GROWTH FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Returns

		Five Month Period Ended		Commencement of Operations (1)
		November 30, 2010 (2)	One Year	through November 30, 2010
Class A	Without sales charge	12.48%	5.18%	14.16%
	With sales charge	6.01%	(0.87)%	10.68%
Class C		12.15%	4.42%	13.23%
Class T	Without sales charge	12.32%	N/A	2.61%(2)
	With sales charge	8.39%	N/A	(0.98)%(2)
S&P 500 Total Return Index		15.54%	9.94%	17.60%

(1)

The Compass EMP Multi-Asset Growth Fund Class A and Class C shares commenced operations on December 31, 2008.  The Compass EMP Multi-Asset Growth Fund Class T shares commenced operations on December 30, 2009.

(2)

 Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Multi-Asset Growth Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Compass EMP Multi-Asset Growth Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS

November 30, 2010 (Unaudited)                                               ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP ALTERNATIVE STRATEGIES FUND AND THE S&P 500 TOTAL RETURN INDEX

Total Returns (1)

		Five Month Period Ended	Commencement of Operations (2)
		November 30, 2010	through November 30, 2010
Class A	Without sales charge	9.62%	3.70%
	With sales charge	3.32%	(2.26)%
Class C		9.35%	2.90%
Class T	Without sales charge	9.53%	3.40%
	With sales charge	5.70%	(0.22)%
S&P 500 Total Return Index		15.54%	6.77%

(1)

Returns shown are aggregate total returns, not annualized.

(2)

The Compass EMP Alternative Strategies Fund Class A, Class C and Class T shares commenced operations on December 30, 2009.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Alternative Strategies Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Compass EMP Alternative Strategies Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS                                                 ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 06/01/10 through 11/30/10.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Compass EMP Multi-Asset Balanced Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/10	Ratio For the Period	Value 11/30/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+6.18%)	$ 1,000.00	1.15%	$ 1,061.80	$ 5.94
Class C (+5.82%)	1,000.00	1.90%	1,058.20	9.80
Class T (+6.04%)	1,000.00	1.40%	1,060.40	7.23
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/10	Ratio For the Period	Value 11/30/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.15%	1,019.30	5.82
Class C	1,000.00	1.90%	1,015.50	9.60
Class T	1,000.00	1.40%	1,018.00	7.08

Compass EMP Multi-Asset Growth Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/10	Ratio For the Period	Value 11/30/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+9.12%)	$ 1,000.00	1.45%	$ 1,091.20	$ 7.60
Class C (+8.68%)	1,000.00	2.20%	1,086.80	11.51
Class T (+8.97%)	1,000.00	1.70%	1,089.70	8.91
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/10	Ratio For the Period	Value 11/30/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.80	7.33
Class C	1,000.00	2.20%	1,014.00	11.11
Class T	1,000.00	1.70%	1,016.50	8.59

COMPASS EMP MUTUAL FUNDS                                                  ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

Compass EMP Alternative Strategies Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/10	Ratio For the Period	Value 11/30/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+7.57%)	$ 1,000.00	1.45%	$ 1,075.70	$ 7.55
Class C (+7.19%)	1,000.00	2.20%	1,071.90	11.43
Class T (+7.37%)	1,000.00	1.70%	1,073.70	8.84
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/10	Ratio For the Period	Value 11/30/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.80	7.33
Class C	1,000.00	2.20%	1,014.00	11.11
Class T	1,000.00	1.70%	1,016.50	8.59

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.15% 1.90%, 1.40% for the Compass EMP Multi-Asset Balanced Fund Class A, Class C and Class T shares, respectively; 1.45%, 2.20% and 1.70% for the Compass EMP Multi-Asset Growth Fund Class A, Class C and Class T shares, respectively; and 1.45%, 2.20% and 1.70% for the Compass EMP Alternative Strategies Fund Class A, Class C and Class T shares, respectively; multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-944-4367.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated February 4, 2011 were as follows:
Compass EMP Multi-Asset Balanced Fund Class A, gross of fee waivers or expense reimbursements	1.77%
Compass EMP Multi-Asset Balanced Fund Class A, after waiver and reimbursement	1.55%
Compass EMP Multi-Asset Balanced Fund Class C, gross of fee waivers or expense reimbursements	2.53%
Compass EMP Multi-Asset Balanced Fund Class C, after waiver and reimbursement	2.30%
Compass EMP Multi-Asset Balanced Fund Class T, gross of fee waivers or expense reimbursements	2.03%
Compass EMP Multi-Asset Balanced Fund Class T, after waiver and reimbursement	1.80%
Compass EMP Multi-Asset Growth Fund Class A, gross of fee waivers or expense reimbursements	2.58%
Compass EMP Multi-Asset Growth Fund Class A, after waiver and reimbursement	2.06%
Compass EMP Multi-Asset Growth Fund Class C, gross of fee waivers or expense reimbursements	3.33%
Compass EMP Multi-Asset Growth Fund Class C, after waiver and reimbursement	2.81%
Compass EMP Multi-Asset Growth Fund Class T, gross of fee waivers or expense reimbursements	2.80%
Compass EMP Multi-Asset Growth Fund Class T, after waiver and reimbursement	2.31%
Compass EMP Alternative Strategies Fund Class A, gross of fee waivers or expense reimbursements	14.04%
Compass EMP Alternative Strategies Fund Class A, after waiver and reimbursement	2.12%
Compass EMP Alternative Strategies Fund Class C, gross of fee waivers or expense reimbursements	14.79%
Compass EMP Alternative Strategies Fund Class C, after waiver and reimbursement	2.87%
Compass EMP Alternative Strategies Fund Class T, gross of fee waivers or expense reimbursements	14.29%
Compass EMP Alternative Strategies Fund Class T, after waiver and reimbursement	2.37%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 0.90% for the Compass EMP Multi-Asset Balanced Fund’s average daily net assets; at 1.20% for the Compass EMP Multi-Asset Growth Fund’s and the Compass EMP Alternative Strategies Fund’s average daily net assets through October 31, 2012.  Total Gross Operating Expenses (Annualized) during the five month period ended November 30, 2010 were 1.32% for Class A, 2.07% for Class C and 1.57% for Class T of the Compass EMP Multi-Asset Balanced Fund.  Total Gross Operating Expenses (Annualized) during the five month period ended November 30, 2010 were 1.93% for Class A, 2.68% for Class C and 2.18% for Class T of the Compass EMP Multi-Asset Growth Fund.  Total Gross Operating Expenses (Annualized) during the five month period ended November 30, 2010 were 4.21% for Class A, 4.96% for Class C and 4.46% for Class T of the Compass EMP Alternative Strategies Fund.   Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the five month period ended November 30, 2010.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - November 30, 2010

	Shares	Value
EXCHANGE-TRADED FUNDS - (89.48%)

Commodity Funds - (5.80%)
GreenHaven Continuous Commodity Index Fund *	52,863	$ 1,569,503
PowerShares DB Commodity Index Tracking Fund *	62,578	1,568,830
		3,138,333
Currency Funds - (11.71%)
PowerShares DB G10 Currency Harvest Fund *	133,806	3,082,890
WisdomTree Dreyfus Emerging Currency Fund *	144,093	3,257,943
		6,340,833
Debt Funds - (48.98%)
iShares Barclays 3-7 Year Treasury Bond Fund	35,771	4,200,231
iShares Barclays Aggregate Bond Fund	39,036	4,191,295
iShares Barclays Intermediate Credit Bond Fund	39,191	4,195,397
iShares Barclays TIPS Bond Fund	22,187	2,429,033
iShares S&P / Citigroup International Treasury Bond Fund	24,370	2,441,387
SPDR Barclays Capital International Treasury Bond ETF	42,649	2,433,125
SPDR Barclays Capital TIPS ETF	44,911	2,428,023
Vanguard Total Bond Market ETF	51,285	4,200,754
		26,519,245
Equity Funds - (17.22%)
iShares Russell 3000 Index Fund	22,060	1,553,245
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	30,995	1,150,224
PowerShares FTSE RAFI Emerging Markets Portfolio	15,810	387,029
PowerShares FTSE RAFI US 1000 Portfolio	22,373	1,165,186
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6,806	407,203
PowerShares S&P 500 BuyWrite Portfolio	71,905	1,552,429
SPDR S&P 500 ETF Trust	9,819	1,163,355
WisdomTree DEFA Fund	26,167	1,154,229
WisdomTree Emerging Markets Equity Income Fund	6,899	385,723
WisdomTree SmallCap Earnings Fund	8,274	404,681
		9,323,304
Real Estate Funds - (5.77%)
iShares Cohen & Steers Realty Majors Index Fund	12,493	789,058
iShares Dow Jones US Real Estate Index Fund	14,537	785,725
SPDR Dow Jones International Real Estate ETF	20,428	774,426
WisdomTree International Real Estate Fund	27,658	776,637
		3,125,846
TOTAL EXCHANGE-TRADED FUNDS (Cost $45,064,854)		48,447,561

SHORT-TERM INVESTMENTS - (5.99%)
Fidelity Institutional Money Market Portfolio - 0.16% **	3,245,980	3,245,980
TOTAL SHORT-TERM INVESTMENTS (Cost $3,245,980)		3,245,980

Total Investments (Cost $48,310,834) - 95.47%		$ 51,693,541

Other Assets in Excess of Liabilities, Net - 4.53%		2,452,448

Net Assets - 100%		$ 54,145,989

* Non-income producing security.
** Rate shown represents the rate at November 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - November 30, 2010

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Coffee "C" Futures, March 2011	4	$ 301,800	$ (5,641)
Copper Futures, March 2011	3	286,913	8,502
Corn 2nd Futures, March 2011	12	326,400	7,152
Cotton #2 Futures, March 2011	5	293,350	13,855
Crude Oil Futures, January 2011	4	336,440	12,466
Gold CMX Futures, February 2011	2	277,220	2,093
Live Cattle 2nd Futures, February 2011	7	297,850	4,169
Soybean Futures, January 2011	5	310,750	6,730
		2,430,723	49,326
Currency Futures
Australian Dollar Futures, December 2010	3	287,670	(3,951)
British Pound Futures, December 2010	3	291,919	(4,754)
Japanese Yen Futures, December 2010	2	298,975	(2,307)
Swiss Franc Futures, December 2010	2	249,200	(2,132)
		1,127,764	(13,144)
Equity Futures
FTSE NEW 100 Futures, December 2010	3	258,734	(2,596)
S&P 500 E-Mini Futures, December 2010	5	294,875	50
		553,609	(2,546)
Fixed Income Futures
Euro Bund Futures, December 2010	2	332,340	(2,290)
Long Gilt Futures, March 2011	2	376,182	3,760
SGX 10-Yr Japanese Bond E-Mini Futures, December 2010	2	336,583	(1,481)
U.S. Long Bond Futures, March 2011	2	254,563	2,431
		1,299,668	2,420
Total Long Future Contracts		$ 5,411,764	$ 36,056

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Natural Gas Futures, January 2011	7	$ 292,600	$ 14,675

Equity Futures
SGX Nikkei Futures, December 2010	5	297,043	(3,883)
Total Short Future Contracts		$ 589,643	$ 10,792

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2010

	Shares	Value
EXCHANGE-TRADED FUNDS - (82.59%)
Commodity Funds - (13.97%)
GreenHaven Continuous Commodity Index Fund *	49,068	$ 1,456,829
PowerShares DB Commodity Index Tracking Fund *	58,063	1,455,639
		2,912,468
Currency Fund - (13.76%)
PowerShares DB G10 Currency Harvest Fund *	124,479	2,867,996

Equity Funds - (41.35%)
iShares Russell 3000 Index Fund	20,744	1,460,585
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	27,878	1,034,552
PowerShares FTSE RAFI Emerging Markets Portfolio	15,133	370,456
PowerShares FTSE RAFI US 1000 Portfolio	20,668	1,076,389
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6,339	379,262
PowerShares S&P 500 BuyWrite Portfolio	66,791	1,442,018
SPDR S&P 500 ETF Trust	9,054	1,072,718
WisdomTree DEFA Fund	23,234	1,024,854
WisdomTree Emerging Markets Equity Income Fund	6,772	378,623
WisdomTree SmallCap Earnings Fund	7,825	382,721
		8,622,178
Real Estate Funds - (13.51%)
iShares Cohen & Steers Realty Majors Index Fund	11,285	712,761
iShares Dow Jones US Real Estate Index Fund	12,876	695,948
SPDR Dow Jones International Real Estate ETF	19,097	723,967
Wisdom Tree International Real Estate Fund	24,359	684,001
		2,816,677
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,028,303)		17,219,319

SHORT-TERM INVESTMENTS - (3.37%)
Fidelity Institutional Money Market Portfolio - 0.16% **	702,451	702,451
TOTAL SHORT-TERM INVESTMENTS - (Cost $702,451)		702,451

Total Investments (Cost $15,730,754) - 85.96%		$ 17,921,770

Other Assets in Excess of Liabilities, Net - 14.04%		2,927,394

Net Assets - 100%		$ 20,849,164

* Non-income producing security.
** Rate shown represents the rate at November 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2010

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Coffee "C" Futures, March 2011	3	$ 226,350	$ (4,231)
Copper Futures, March 2011	3	286,913	8,502
Corn 2nd Futures, March 2011	10	272,000	5,960
Cotton #2 Futures, March 2011	5	293,350	13,855
Crude Oil Futures, January 2011	3	252,330	9,349
Gold CMX Futures, February 2011	2	277,220	2,093
Live Cattle 2nd Futures, February 2011	6	255,300	3,574
Soybean Futures, January 2011	4	248,600	5,384
		2,112,063	44,486
Currency Futures
Australian Dollar Futures, December 2010	3	287,670	(3,971)
British Pound Futures, December 2010	3	291,919	(4,754)
Japanese Yen Futures, December 2010	2	298,975	(2,307)
Swiss Franc Futures, December 2010	2	249,200	(2,132)
		1,127,764	(13,164)
Equity Futures
FTSE NEW 100 Futures, December 2010	3	258,734	(2,596)
S&P 500 E-Mini Futures, December 2010	5	294,875	50
		553,609	(2,546)
Fixed Income Futures
Euro Bund Futures, December 2010	2	332,340	(2,290)
Long Gilt Futures, March 2011	1	188,091	1,880
SGX 10-Yr Japanese Bond E-Mini Futures, December 2010	2	336,583	(1,481)
U.S. Long Bond Futures, March 2011	2	254,563	2,431
		1,111,577	540
Total Long Future Contracts		$ 4,905,013	$ 29,316

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Natural Gas Futures, January 2011	6	$ 250,800	$ 12,579

Equity Futures
SGX Nikkei Futures, December 2010	4	237,634	(3,106)
Total Short Future Contracts		$ 488,434	$ 9,473

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS - November 30, 2010

	Shares	Value
EXCHANGE-TRADED FUNDS - (80.52%)

Commodity Funds - (15.99%)
GreenHaven Continuous Commodity Index Fund *	16,366	$ 485,906
PowerShares DB Commodity Index Tracking Fund *	19,382	485,907
		971,813
Currency Funds - (17.83%)
PowerShares DB G10 Currency Harvest Fund *	41,767	962,312
WisdomTree Dreyfus Emerging Currency Fund *	5,348	120,918
		1,083,230
Debt Funds - (14.84%)
iShares Barclays TIPS Bond Fund	2,062	225,748
iShares S&P/Citigroup International Treasury Bond Fund	2,264	226,808
SPDR Barclays Capital International Treasury Bond ETF	3,954	225,576
SPDR Barclays Capital TIPS ETF	4,134	223,496
		901,628
Equity Fund- (15.91%)
iShares Russell 3000 Index Fund	6,880	484,421
PowerShares S&P 500 BuyWrite Portfolio	22,352	482,580
		967,001
Real Estate Fund- (15.95%)
iShares Cohen & Steers Realty Majors Index Fund	3,869	244,366
iShares Dow Jones US Real Estate Index Fund	4,501	243,279
SPDR Dow Jones International Real Estate ETF	6,354	240,880
WisdomTree International Real Estate Fund	8,577	240,842
		969,367
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,708,880)		4,893,039

SHORT-TERM INVESTMENTS - (4.88%)
Fidelity Institutional Money Market Portfolio - 0.16% **	296,378	296,378
TOTAL SHORT-TERM INVESTMENTS - (Cost $296,378)		296,378

Total Investments (Cost $5,005,258) - 85.40%		$ 5,189,417

Other Assets in Excess of Liabilities, Net - 14.60%		887,063

Net Assets - 100%		$ 6,076,480

* Non-income producing security.
** Rate shown represents the rate at November 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS - November 30, 2010

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Coffee "C" Futures, March 2011	1	$ 75,450	$ (1,410)
Copper Futures, March 2011	1	95,638	2,834
Corn 2nd Futures, March 2011	4	108,800	2,384
Cotton #2 Futures, March 2011	2	117,340	5,542
Crude Oil Futures, January 2011	1	84,110	3,116
Gold CMX Futures, February 2011	1	138,610	1,046
Live Cattle 2nd Futures, February 2011	2	85,100	1,191
Soybean Futures, January 2011	2	124,300	2,692
		829,348	17,395
Currency Futures
Australian Dollar Futures, December 2010	1	95,890	(1,314)
British Pound Futures, December 2010	1	97,306	(1,585)
Japanese Yen Futures, December 2010	1	149,488	(1,153)
Swiss Franc Futures, December 2010	1	124,600	(1,066)
		467,284	(5,118)
Equity Futures
FTSE NEW 100 Futures, December 2010	1	86,245	(865)
S&P 500 E-Mini Futures, December 2010	2	117,950	20
		204,195	(845)
Fixed Income Futures
Euro Bund Futures, December 2010	1	166,170	(1,145)
Long Gilt Futures, March 2011	1	188,091	1,880
SGX 10-Yr Japanese Bond E-Mini Futures, December 2010	1	168,292	(741)
U.S. Long Bond Futures, March 2011	1	127,281	1,216
		649,834	1,210
Total Long Future Contracts		$ 2,150,661	$ 12,642

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Natural Gas Futures, January 2011	2	$ 83,600	$ 4,193

Equity Futures
SGX Nikkei Futures, December 2010	2	118,817	(1,553)
Total Short Future Contracts		$ 202,417	$ 2,640

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - November 30, 2010

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
Assets:
Investments in securities, at value	$ 51,693,541	$ 17,921,770
Cash deposited at brokers for future contracts	3,099,014	2,696,095
Receivables:
Capital shares sold	44,913	230,213
Futures variation margin	46,848	38,789
Interest	433	108
Prepaid expenses	17,413	12,635
Total assets	54,902,162	20,899,610

Liabilities:
Payables:
Investments purchased	642,900	-
Capital shares redeemed	31,707	6,930
Distribution fees	30,170	11,205
Due to Manager	4,977	1,396
Due to Administrator	15,196	8,465
Other liabilities and accrued expenses	31,223	22,450
Total liabilities	756,173	50,446
Net Assets	$ 54,145,989	$ 20,849,164

Net Assets consist of:
Paid-in capital	$ 48,698,931	$ 17,719,766
Accumulated net realized gain on investments	2,017,503	899,593
Net unrealized appreciation on investments	3,382,707	2,191,016
Net unrealized appreciation on future contracts	46,848	38,789

Total Net Assets	$ 54,145,989	$ 20,849,164

Investments in securities, at cost	$ 48,310,834	$ 15,730,754

Class A shares:
Net Assets	$ 35,515,649	$ 15,831,686
Shares of beneficial interest outstanding (1)	2,809,315	1,236,907
Net Asset Value price per share	$ 12.64	$ 12.80

Maximum offering price per share (2)	$ 13.41	$ 13.58
Minimum redemption price per share (3)	$ 12.51	$ 12.67

Class C shares:
Net Assets	$ 10,690,857	$ 4,084,989
Shares of beneficial interest outstanding (1)	849,916	323,051
Net Asset Value and offering price per share	$ 12.58	$ 12.65

Minimum redemption price per share (3)	$ 12.45	$ 12.52

Class T shares:
Net Assets	$ 7,939,483	$ 932,489
Shares of beneficial interest outstanding (1)	629,458	73,087
Net Asset Value per share	$ 12.61	$ 12.76

Maximum offering price per share (2)	$ 13.07	$ 13.22
Minimum redemption price per share (3)	$ 12.48	$ 12.63

(1) Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2010

Compass EMP
Alternative
Strategies Fund
Assets:
Investments in securities, at value	$ 5,189,417
Cash deposited at brokers for future contracts	957,652
Receivables:
Capital shares sold	23,824
Interest	52
Futures variation margin	15,282
Due from Manager	11,080
Prepaid expenses	17,146
Total assets	6,214,453

Liabilities:
Payables:
Investments purchased	109,658
Distribution fees	2,487
Due to Administrator	5,373
Other liabilities and accrued expenses	20,455
Total liabilities	137,973
Net Assets	$ 6,076,480

Net Assets consist of:
Paid-in capital	$ 5,903,695
Accumulated net realized loss on investments	(26,656)
Net unrealized appreciation on investments	184,159
Net unrealized appreciation on future contracts	15,282

Total Net Assets	$ 6,076,480

Investments in securities, at cost	$ 5,005,258

Class A shares:
Net Assets	$ 4,775,547
Shares of beneficial interest outstanding (1)	460,324
Net Asset Value price per share	$ 10.37

Maximum offering price per share (2)	$ 11.00
Minimum redemption price per share (3)	$ 10.27

Class C shares:
Net Assets	$ 1,183,183
Shares of beneficial interest outstanding (1)	114,975
Net Asset Value and offering price per share	$ 10.29

Minimum redemption price per share (3)	$ 10.19

Class T shares:
Net Assets	$ 117,750
Shares of beneficial interest outstanding (1)	11,389
Net Asset Value per share	$ 10.34

Maximum offering price per share (2)	$ 10.72
Minimum redemption price per share (3)	$ 10.24

(1) Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
STATEMENTS OF OPERATIONS

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
	For the	For the
	Five Month	Five Month
	Period Ended	Period Ended
	November 30, 2010	November 30, 2010

Investment income:
Dividends	$ 308,378	$ 66,406
Interest	2,289	427
Total investment income	310,667	66,833

Expenses:
Management fees	101,768	65,847
Distribution and/or service (12b-1) fees - Class A	34,702	15,845
Distribution and/or service (12b-1) fees - Class C	36,837	15,992
Distribution and/or service (12b-1) fees - Class T	13,945	1,468
Accounting and transfer agent fees and expenses	62,670	32,377
Audit fees	13,000	13,000
Registration fees	11,809	7,518
Custody fees	7,323	2,175
Networking fees	7,287	4,177
Compliance officer compensation	5,000	5,000
Legal fees	3,952	3,952
Miscellaneous	2,902	2,719
Pricing fees	1,206	844
Insurance fees	620	620
Trustees' fees	343	341
Printing fees	134	13
Total expenses	303,498	171,888
Less: fees waived (Note 4)	(34,824)	(39,807)
Net expenses	268,674	132,081

Net investment income (loss)	41,993	(65,248)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	425,982	546,858
Net realized loss on futures contracts	(5,234)	(3,905)
Net unrealized appreciation on investments	2,374,972	1,666,791
Net unrealized appreciation on futures contracts	46,848	38,789
Net realized and unrealized gain on investments	2,842,568	2,248,533

Net increase in net assets resulting from operations	$ 2,884,561	$ 2,183,285

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
STATEMENTS OF OPERATIONS

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund

	For the	For the
	Year Ended	Year Ended
	June 30, 2010	June 30, 2010

Investment income:
Dividends	$ 708,939	$ 251,312
Interest	4,389	1,534
Total investment income	713,328	252,846

Expenses:
Management fees	143,844	121,530
Distribution and/or service (12b-1) fees - Class A	60,087	33,157
Distribution and/or service (12b-1) fees - Class C	35,363	18,538
Distribution and/or service (12b-1) fees - Class T	5,988	374
Accounting and transfer agent fees and expenses	102,820	67,258
Registration fees	23,528	21,357
Custody fees	13,284	8,938
Audit fees	13,000	13,000
Compliance officer compensation	12,072	12,072
Legal fees	7,783	7,783
Pricing fees	2,585	1,923
Miscellaneous	2,281	2,919
Trustees' fees	1,963	1,963
Networking fees	1,734	1,164
Insurance fees	1,378	1,378
Total expenses	427,710	313,354
Less: fees waived and expenses absorbed (Note 4)	(67,330)	(78,987)
Net expenses	360,380	234,367

Net investment income	352,948	18,479

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	1,610,336	450,389
Net unrealized depreciation on investments	(554,861)	(261,394)
Net realized and unrealized gain on investments	1,055,475	188,995

Net increase in net assets resulting from operations	$ 1,408,423	$ 207,474

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

Compass EMP
Alternative
Strategies Fund
For the
Five Month
Period Ended
November 30, 2010

Investment income:
Dividends	$ 11,609
Interest	225
Total investment income	11,834

Expenses:
Management fees	13,246
Distribution and/or service (12b-1) fees - Class A	3,059
Distribution and/or service (12b-1) fees - Class C	4,047
Distribution and/or service (12b-1) fees - Class T	137
Accounting and transfer agent fees and expenses	15,897
Audit fees	13,000
Registration fees	7,229
Compliance officer compensation	5,000
Legal fees	3,952
Miscellaneous	3,305
Custody fees	2,594
Pricing fees	653
Trustees' fees	343
Printing fees	283
Networking fees	135
Total expenses	72,880
Less: fees waived and expenses absorbed (Note 4)	(45,767)
Net expenses	27,113

Net investment loss	(15,279)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	11,572
Net realized loss on futures contracts	(2,617)
Net unrealized appreciation on investments	265,538
Net unrealized appreciation on futures contracts	15,282
Net realized and unrealized gain on investments	289,775

Net increase in net assets resulting from operations	$ 274,496

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

Compass EMP
Alternative
Strategies Fund

For the
Period Ended
June 30, 2010 (1)

Investment income:
Dividends	$ 6,205
Interest	81
Total investment income	6,286

Expenses:
Management fees	3,356
Distribution and/or service (12b-1) fees - Class A	629
Distribution and/or service (12b-1) fees - Class C	1,613
Distribution and/or service (12b-1) fees - Class T	34
Accounting and transfer agent fees and expenses	16,229
Audit fees	13,000
Registration fees	7,181
Compliance officer compensation	6,033
Custody fees	3,290
Miscellaneous	2,161
Legal fees	2,038
Pricing fees	746
Trustees' fees	580
Printing fees	423
Total expenses	57,313
Less: fees waived and expenses absorbed (Note 4)	(50,005)
Net expenses	7,308

Net investment loss	(1,022)

Realized and unrealized loss on investments:
Net realized loss on investments	(35,611)
Net unrealized depreciation on investments	(81,379)
Net realized and unrealized loss on investments	(116,990)

Net decrease in net assets resulting from operations	$ (118,012)

(1) The Compass EMP Alternative Strategies Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Balanced Fund
	For the
	Five Month	For the	For the
	Period Ended	Year Ended	Period Ended
	November 30, 2010	June 30, 2010	June 30, 2009 (1)

Increase in Net Assets
Operations:
Net investment income	$ 41,993	$ 352,948	$ 103,345
Net realized gain (loss) on investments and futures contracts	420,748	1,610,336	(1,375)
Net unrealized appreciation (depreciation) on investments
and futures contracts	2,421,820	(554,861)	1,562,596
Net increase in net assets resulting from operations	2,884,561	1,408,423	1,664,566

Distributions to shareholders from:
Net investment income - Class A	(47,856)	(312,629)	(98,612)
Net investment income - Class C	-	(24,686)	(4,733)
Net investment income - Class T	(6,343)	(15,633)	-
Total distributions to shareholders	(54,199)	(352,948)	(103,345)

Increase in net assets from capital share
transactions (Note 2)	9,344,800	24,078,265	15,275,866

Total increase in net assets	12,175,162	25,133,740	16,837,087

Net Assets:
Beginning of period	41,970,827	16,837,087	-
End of period	$ 54,145,989	$ 41,970,827	$ 16,837,087
Undistributed net investment income	$ -	$ -	$ -

(1) The Compass EMP Multi-Asset Balanced Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Growth Fund
	For the
	Five Month	For the	For the
	Period Ended	Year Ended	Period Ended
	November 30, 2010	June 30, 2010	June 30, 2009 (1)

Increase in Net Assets
Operations:
Net investment income (loss)	$ (65,248)	$ 18,479	$ 27,409
Net realized gain (loss) on investments and futures contracts	542,953	450,389	(1,498)
Net unrealized appreciation (depreciation) on investments
and futures contracts	1,705,580	(261,394)	785,619
Net increase in net assets resulting from operations	2,183,285	207,474	811,530

Distributions to shareholders from:
Net investment income - Class A	-	(44,825)	(26,485)
Net investment income - Class C	-	(653)	(924)
Net investment income - Class T	-	(4)	-
Total distributions to shareholders	-	(45,482)	(27,409)

Increase in net assets from capital share
transactions (Note 2)	750,603	8,819,693	8,149,470

Total increase in net assets	2,933,888	8,981,685	8,933,591

Net Assets:
Beginning of period	17,915,276	8,933,591	-
End of period	$ 20,849,164	$ 17,915,276	$ 8,933,591
Undistributed net investment income	$ -	$ -	$ -

(1) The Compass EMP Multi-Asset Growth Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Alternative Strategies Fund
	For the
	Five Month	For the
	Period Ended	Period Ended
	November 30, 2010	June 30, 2010 (1)

Increase in Net Assets
Operations:
Net investment loss	$ (15,279)	$ (1,022)
Net realized gain (loss) on investments and futures contracts	8,955	(35,611)
Net unrealized appreciation (depreciation)
on investments and futures contracts	280,820	(81,379)
Net increase (decrease) in net assets resulting from operations	274,496	(118,012)

Increase in net assets from capital share
transactions (Note 2)	3,773,584	2,146,412

Total increase in net assets	4,048,080	2,028,400

Net Assets:
Beginning of period	2,028,400	-
End of period	$ 6,076,480	$ 2,028,400
Undistributed net investment income	$ -	$ -

(1) The Compass EMP Alternative Strategies Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS					ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class A

	For the
	Five Month		For the		For the
	Period Ended		Year Ended		Period Ended
	November 30, 2010		June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$ 11.86		$ 10.93		$ 10.00

Investment Operations:
Net investment income	0.02		0.15		0.08
Net realized and unrealized gain on
investments	0.78		0.93		0.92
Total from investment operations	0.80		1.08		1.00

Distributions from:
Net investment income	(0.02)		(0.15)		(0.08)
Total from distributions	(0.02)		(0.15)		(0.08)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.64		$ 11.86		$ 10.93

Total Return (b)	6.73%		9.87%		10.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 35,516		$ 29,880		$ 15,707

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.32%	(d)	1.37%		2.10%	(d)
After fees waived and expenses absorbed (c)	1.15%	(d)	1.15%		1.15%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	0.22%	(d)	1.12%		1.30%	(d)
After fees waived and expenses absorbed (c)	0.39%	(d)	1.34%		2.25%	(d)

Portfolio turnover rate	16.06%	(e)	96.29%		0.10%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS					ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class C
	For the
	Five Month		For the		For the
	Period Ended		Year Ended		Period Ended
	November 30, 2010		June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$ 11.82		$ 10.92		$ 10.00

Investment Operations:
Net investment income (loss)	(0.02)		0.08		0.05
Net realized and unrealized gain on
investments	0.78		0.91		0.91
Total from investment operations	0.76		0.99		0.96

Distributions from:
Net investment income	-		(0.09)		(0.05)
Total from distributions	-		(0.09)		(0.05)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.58		$ 11.82		$ 10.92

Total Return (b)	6.43%		9.03%		9.78%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 10,691		$ 7,124		$ 1,130

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.07%	(d)	2.13%		2.85%	(d)
After fees waived and expenses absorbed (c)	1.90%	(d)	1.90%		1.90%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(0.53)%	(d)	0.32%		0.63%	(d)
After fees waived and expenses absorbed (c)	(0.36)%	(d)	0.55%		1.58%	(d)

Portfolio turnover rate	16.06%	(e)	96.29%		0.10%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class T
	For the
	Five Month		For the
	Period Ended		Period Ended
	November 30, 2010		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$ 11.84		$ 12.23

Investment Operations:
Net investment income	0.01		0.11
Net realized and unrealized gain (loss) on
investments	0.77		(0.38)
Total from investment operations	0.78		(0.27)

Distributions from:
Net investment income	(0.01)		(0.12)
Total from distributions	(0.01)		(0.12)

Paid in Capital from Redemption Fees	-	(a)	-	(a)

Net Asset Value, End of Period	$ 12.61		$ 11.84

Total Return (b)	6.60%		(2.21)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 7,939		$ 4,967

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.57%	(d)	1.63%	(d)
After fees waived and expenses absorbed (c)	1.40%	(d)	1.40%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(0.03)%	(d)	0.67%	(d)
After fees waived and expenses absorbed (c)	0.14%	(d)	0.90%	(d)

Portfolio turnover rate	16.06%	(e)	96.29%	(e)

(1) The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS					ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class A
	For the
	Five Month		For the		For the
	Period Ended		Year Ended		Period Ended
	November 30, 2010		June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$ 11.38		$ 10.56		$ 10.00

Investment Operations:
Net investment income (loss)	(0.03)		0.03		0.04
Net realized and unrealized gain on
investments	1.45		0.83		0.55
Total from investment operations	1.42		0.86		0.59

Distributions from:
Net investment income	-		(0.04)		(0.04)
Total from distributions	-		(0.04)		(0.04)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.80		$ 11.38		$ 10.56

Total Return (b)	12.48%		8.12%		5.99%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 15,832		$ 14,170		$ 8,446

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.93%	(d)	1.97%		3.54%	(d)
After fees waived and expenses absorbed (c)	1.45%	(d)	1.45%		1.45%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(1.12)%	(d)	(0.32)%		(0.83)%	(d)
After fees waived and expenses absorbed (c)	(0.64)%	(d)	0.20%		1.26%	(d)

Portfolio turnover rate	30.67%	(e)	115.09%		2.05%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS					ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class C
	For the
	Five Month		For the		For the
	Period Ended		Year Ended		Period Ended
	November 30, 2010		June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$ 11.28		$ 10.51		$ 10.00

Investment Operations:
Net investment income (loss)	(0.07)		(0.02)		0.03
Net realized and unrealized gain on
investments	1.44		0.80		0.51
Total from investment operations	1.37		0.78		0.54

Distributions from:
Net investment income	-		(0.01)		(0.03)
Total from distributions	-		(0.01)		(0.03)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 12.65		$ 11.28		$ 10.51

Total Return (b)	12.15%		7.38%		5.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,085		$ 3,363		$ 487

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.68%	(d)	2.72%		4.29%	(d)
After fees waived and expenses absorbed (c)	2.20%	(d)	2.20%		2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(1.87)%	(d)	(0.96)%		(0.97)%	(d)
After fees waived and expenses absorbed (c)	(1.39)%	(d)	(0.44)%		1.12%	(d)

Portfolio turnover rate	30.67%	(e)	115.09%		2.05%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class T
	For the
	Five Month		For the
	Period Ended		Period Ended
	November 30, 2010		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$ 11.36		$ 12.49

Investment Operations:
Net investment income (loss)	(0.04)		0.07
Net realized and unrealized gain (loss) on
investments	1.44		(1.15)
Total from investment operations	1.40		(1.08)

Distributions from:
Net investment income	-		(0.05)
Total from distributions	-		(0.05)

Paid in Capital from Redemption Fees	-	(a)	-

Net Asset Value, End of Period	$ 12.76		$ 11.36

Total Return (b)	12.32%		(8.65)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 932		$ 382

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.18%	(d)	2.19%	(d)
After fees waived and expenses absorbed (c)	1.70%	(d)	1.70%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(1.37)%	(d)	0.13%	(d)
After fees waived and expenses absorbed (c)	(0.89)%	(d)	0.62%	(d)

Portfolio turnover rate	30.67%	(e)	115.09%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class A

	For the
	Five Month		For the
	Period Ended		Period Ended
	November 30, 2010		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$ 9.46		$ 10.00

Investment Operations:
Net investment income (loss)	(0.02)		-	(a)
Net realized and unrealized gain (loss) on
investments	0.93		(0.54)
Total from investment operations	0.91		(0.54)

Paid in Capital from Redemption Fees	-	(b)	-	(b)

Net Asset Value, End of Period	$ 10.37		$ 9.46

Total Return (c)	9.62%		(5.40)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,776		$ 1,266

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	4.21%	(e)	13.37%	(e)
After fees waived and expenses absorbed (d)	1.45%	(e)	1.45%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (d)	(3.51)%	(e)	(11.88)%	(e)
After fees waived and expenses absorbed (d)	(0.75)%	(e)	0.04%	(e)

Portfolio turnover rate	23.75%	(f)	81.01%	(f)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(a) Net investment income resulted in less than $0.01 per share.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	These ratios exclude the impact of the expenses of the underlying securities.
(e) Annualized.
(f) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class C

	For the
	Five Month		For the
	Period Ended		Period Ended
	November 30, 2010		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$ 9.41		$ 10.00

Investment Operations:
Net investment loss	(0.05)		(0.01)
Net realized and unrealized gain (loss) on
investments	0.93		(0.58)
Total from investment operations	0.88		(0.59)

Paid in Capital from Redemption Fees	-	(a)	-	(a)

Net Asset Value, End of Period	$ 10.29		$ 9.41

Total Return (b)	9.35%		(5.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,183		$ 733

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	4.96%	(d)	14.12%	(d)
After fees waived and expenses absorbed (c)	2.20%	(d)	2.20%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	(4.26)%	(d)	(12.60)%	(d)
After fees waived and expenses absorbed (c)	(1.50)%	(d)	(0.68)%	(d)

Portfolio turnover rate	23.75%	(e)	81.01%	(e)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class T

	For the
	Five Month		For the
	Period Ended		Period Ended
	November 30, 2010		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$ 9.44		$ 10.00

Investment Operations:
Net investment income (loss)	(0.03)		-	(a)
Net realized and unrealized gain (loss) on
investments	0.93		(0.56)
Total from investment operations	0.90		(0.56)

Net Asset Value, End of Period	$ 10.34		$ 9.44

Total Return (b)	9.53%		(5.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 118		$ 30

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	4.46%	(d)	13.62%	(d)
After fees waived and expenses absorbed (c)	1.70%	(d)	1.70%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	(3.76)%	(d)	(12.15)%	(d)
After fees waived and expenses absorbed (c)	(1.00)%	(d)	(0.23)%	(d)

Portfolio turnover rate	23.75%	(e)	81.01%	(e)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(a) Net investment loss resulted in less than $(0.01) per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of fourteen series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund (formerly known as Compass EMP Conservative to Moderate Fund), Compass EMP Multi-Asset Growth Fund (formerly known as Compass EMP Long-Term Growth Fund) and Compass EMP Alternative Strategies Fund (formerly known as Compass EMP Alternative Asset Fund) (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

 The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (

Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of November 30, 2010:

Security Classification (1)	Balanced Fund	Growth Fund	Alternative Fund
Level 1 – Exchange-Traded Funds (2)	$ 48,447,561	$ 17,219,319	$ 4,893,039
Level 2 – Short-Term Investments	3,245,980	702,451	296,378
Level 3	-	-	-
Total Investments	$ 51,693,541	$ 17,921,770	$ 5,189,417
Other Financial Instruments:
Level 1 – Futures Contracts (3)	$ 46,848	$ 38,789	$ 15,282
Total Other Financial Instruments	$ 46,848	$ 38,789	$ 15,282

(1)

As of and during the period ended November 30, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All exchange-traded funds held in the Funds are Level 1 securities.  For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

(3)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

b)

Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position is “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make daily cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Details of the disclosures are as follows for the five month period ended November 30, 2010:

The effect of derivative instruments on the Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Statement
Fund	as Hedging Instruments	of Assets and Liabilities*	Value**
Balanced Fund	Futures Contracts	Futures variation margin receivable	$ 46,848
Growth Fund	Futures Contracts	Futures variation margin receivable	$ 38,789
Alternative Fund	Futures Contracts	Futures variation margin receivable	$ 15,282

*

The Funds did not invest in any futures contracts prior to the five month period ended November 30, 2010.

**

Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statements of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund	as Hedging Instruments	Derivatives Recognized in Income*	Value
Balanced Fund	Futures Contracts	Net realized loss on futures contracts	$(5,234)
Balanced Fund	Futures Contracts	Net unrealized appreciation on futures contracts	46,848
Growth Fund	Futures Contracts	Net realized loss on futures contracts	(3,905)
Growth Fund	Futures Contracts	Net unrealized appreciation on futures contracts	38,789
Alternative Fund	Futures Contracts	Net realized loss on futures contracts	(2,617)
Alternative Fund	Futures Contracts	Net unrealized appreciation on futures contracts	15,282

*

The Funds did not invest in any futures contracts prior to the five month period ended November 30, 2010.

The Funds began trading in long and short future contracts in November 2010 and remained invested in such contracts through November 30, 2010.  At November 30, 2010, notional values were 8.91%, 21.18% and 32.06% of the net assets of the Balanced Fund, Growth Fund and Alternative Fund, respectively.

c)

Federal Income Tax – The Balanced Fund and Growth Fund have qualified and intend to continue to qualify as regulated investment companies ("RICs") and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required for the Balanced Fund and Growth Fund.  During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and income tests.  Accordingly, the Fund will file as a “C” corporation for the period ended November 30, 2010.  As a "C" corporation, the Fund  is subject to federal income taxes on any taxable income for that period.  However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a Fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. Management of the Fund believes the Alternative Fund meets these requirements and plans for the Fund to re-elect RIC status for the year ending November 30, 2011. Therefore, no provision has been made for federal income or excise taxes.

As of and during the five month period ended November 30, 2010, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations.  As of November 30, 2010, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax periods ended June 30, 2009 and tax years/periods ended June 30, 2010 and for the five month period ended November 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service.  No examination of the Funds’ tax returns is presently in progress.

As discussed in Note 9, as of April 1, 2011, each of the Fund’s non-qualifying income exceeds the 10% limit for the current fiscal year. It is unclear whether the Funds will generate enough additional qualifying income in the remaining months of the Funds’ taxable year ending November 30, 2011 to reduce the non-qualifying percentage below 10%. Under a newly-enacted rule that is part of The Regulated Investment Company Modernization Act of 2010 (see Note 10), the Funds would continue to qualify as RICs even if they fail the 10% test, but will be subject to a tax penalty equal to any non-qualifying income that exceeds the 10% limitation. Each Fund will begin accruing a liability for the tax penalty if and when it becomes probable that the Fund will owe a tax and when the amount can be reasonably estimated.  Any tax penalty would reduce the net asset value of the Fund.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

d)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations— Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.

g)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption fees and sales charges (loads)—Shareholders of the Funds that redeem within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund.  A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

(2)

CAPITAL SHARE TRANSACTIONS

At November 30, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Funds were as follows:

	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	475,804	(189,944)	3,466	289,326
Value…………………………….	$ 5,959,175	$ (2,362,889)	$ 43,908	$ 3,640,194
Class C
Shares……………………………	306,017	(58,977)	-	247,040
Value…………………………….	$ 3,824,268	$ (724,185)	$ -	$ 3,100,083
Class T
Shares……………………………	230,478	(21,172)	448	209,754
Value…………………………….	$ 2,863,928	$ (265,067)	$ 5,662	$ 2,604,523
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $160, $969, and $384 for Class A, Class C, and Class T shares, respectively.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(2) CAPITAL SHARE TRANSACTIONS (continued)
	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase (Decrease)
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	155,597	(163,667)	-	(8,070)
Value…………………………….	$ 1,943,852	$(1,989,841)	$ -	$ (45,989)
Class C
Shares……………………………	65,521	(40,630)	-	24,891
Value…………………………….	$ 801,260	$ (490,669)	$ -	$ 310,591
Class T
Shares……………………………	40,762	(1,337)	-	39,425
Value…………………………….	$ 501,980	$ (15,979)	$ -	$ 486,001
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $449, $546 and $43 for Class A, Class C and Class T shares, respectively.
	Alternative Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	334,725	(8,228)	-	326,497
Value…………………………….	$ 3,397,796	$ (82,489)	$ -	$ 3,315,307
Class C
Shares……………………………	39,733	(2,675)	-	37,058
Value…………………………….	$ 399,622	$ (26,468)	$ -	$ 373,154
Class T
Shares……………………………	9,081	(826)	-	8,255
Value…………………………….	$ 93,784	$ (8,661)	$ -	$ 85,123
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $190 and $125 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.
	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year/period ended:
June 30, 2010
Class A
Shares……………………………	1,528,583	(469,773)	24,262	1,083,072
Value…………………………….	$ 18,356,465	$(5,692,044)	$ 291,512	$ 12,955,933
Class C
Shares……………………………	567,272	(69,700)	1,804	499,376
Value…………………………….	$ 6,836,378	$ (845,904)	$ 21,665	$ 6,012,139
Class T (2)
Shares……………………………	425,689	(7,160)	1,175	419,704
Value…………………………….	$ 5,183,542	$ (87,266)	$ 13,917	$ 5,110,193

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $3,349, $286, and $287 for Class A, Class C, and Class T shares, respectively.

(2) Class T shares commenced operations on December 30, 2009.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(2) CAPITAL SHARE TRANSACTIONS (Continued)
	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year/period ended:
June 30, 2010
Class A
Shares……………………………	802,181	(360,533)	3,519	445,167
Value…………………………….	$ 9,668,884	$(4,362,034)	$ 43,676	$ 5,350,526
Class C
Shares……………………………	268,282	(16,516)	53	251,819
Value…………………………….	$ 3,246,555	$ (196,482)	$ 650	$ 3,050,723
Class T (2)
Shares……………………………	34,142	(480)	- (3)	33,662
Value…………………………….	$ 424,386	$ (5,946)	$ 4	$ 418,444

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $2,458 and $223 for Class A and Class C shares, respectively.  There were no redemption fees withheld for Class T shares.

(2) Class T shares commenced operations on December 30, 2009.

 (3)Class T shares reinvested were 0.348 shares.

	Alternative Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2010
Class A
Shares……………………………	134,701	(874)	-	133,827
Value…………………………….	$ 1,342,092	$ (8,760)	$ -	$ 1,333,332
Class C
Shares……………………………	78,059	(142)	-	77,917
Value…………………………….	$ 782,382	$ (1,362)	$ -	$ 781,020
Class T
Shares……………………………	3,234	(100)	-	3,134
Value…………………………….	$ 33,028	$ (968)	$ -	$ 32,060

(1) The Fund commenced operations on December 30, 2009.

(2) The redeemed amounts are net of redemption fees imposed by the Fund of $11 and $4 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.

	Balanced Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2009
Class A
Shares……………………………	1,477,957	(50,230)	9,190	1,436,917
Value…………………………….	$ 14,633,605	$ (496,758)	$ 96,885	$ 14,233,732
Class C
Shares……………………………	106,747	(3,628)	381	103,500
Value…………………………….	$ 1,076,521	$ (38,417)	$ 4,030	$ 1,042,134
(1) The Fund commenced operations on December 31, 2008. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,168 and $473 for Class A and Class C, respectively.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(2) CAPITAL SHARE TRANSACTIONS (Continued)
	Growth Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2009
Class A
Shares……………………………	847,875	(50,586)	2,521	799,810
Value…………………………….	$ 8,117,813	$ (439,567)	$ 25,928	$ 7,704,174
Class C
Shares……………………………	46,261	(10)	90	46,341
Value…………………………….	$ 444,459	$ (83)	$ 920	$ 445,296
(1) The Fund commenced operations on December 31, 2008. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,516 and $2 for Class A and Class C, respectively.

(3)

INVESTMENT TRANSACTIONS

For the five month period ended November 30, 2010, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 13,200,971	$ 7,302,498
Growth Fund	5,675,104	8,119,311
Alternative Fund	3,743,188	879,523

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the five month period ended November 30, 2010 and for the year/period ended June 30, 2010, management fees incurred by the Funds as well as amounts due to or from the Manager at November 30, 2010 were as follows:

	Five Month Period Ended November 30, 2010		Year/Period Ended June 30, 2010*
Fund	Management Fees	Due to (from) Manager at November 30, 2010	Management Fees
Balanced Fund	$ 101,768	$ 4,977	$ 143,844
Growth Fund	65,847	1,396	121,530
Alternative Fund	13,246	(11,080)	3,356

(*) The Alternative Fund commenced operations on December 30, 2009.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund's average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through October 31, 2012.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the five month period ended November 30, 2010, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Balanced Fund	$ 34,824	$ -
Growth Fund	39,807	-
Alternative Fund	13,246	32,521

For the year ended June 30, 2010, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Balanced Fund	$ 67,330	$ -
Growth Fund	78,987	-
Alternative Fund (1)	3,356	46,649

(1) For the period December 30, 2009 through June 30, 2010.

As of November 30, 2010, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	November 30, 2013	June 30, 2013	June 30, 2012
Balanced Fund	$ 34,824	$ 67,330	$ 44,377
Growth Fund	39,807	78,987	45,565
Alternative Fund	45,767	50,005	-

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC ("Matrix"), formerly known as Matrix Capital Group, Inc.  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, the Funds pay Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the five month period ended November 30, 2010 and for the year/period ended June 30, 2010, service fees incurred by the Funds as well as amounts owed by the Funds at November 30, 2010 were as follows:

	Five Month Period Ended November 30, 2010		Year/Period Ended June 30, 2010*
Fund	Service Fees	Due at November 30, 2010	Service Fees
Balanced Fund	$ 62,670	$ 14,196	$ 102,820
Growth Fund	32,377	7,465	67,258
Alternative Fund	15,897	4,373	16,229

(*) The Alternative Fund commenced operations on December 30, 2009.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the five month period ended November 30, 2010 and for the year/period ended June 30, 2010, compliance fees incurred by the Funds as well as amounts owed by the Funds at November 30, were as follows:

	Five Month Period Ended November 30, 2010		Year/Period Ended June 30, 2010*
Fund	Compliance Fees	Due at November 30, 2010	Compliance Fees
Balanced Fund	$ 5,000	$ 1,000	$ 12,072
Growth Fund	5,000	1,000	12,072
Alternative Fund	5,000	1,000	6,033

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(*) The Alternative Fund commenced operations on December 30, 2009.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Matrix also acts as Distributor of the Funds’ shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.  For the five month period ended November 30, 2010, Matrix received no commissions from the sale of Class A shares and Class T shares.

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the five month period ended November 30, 2010, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$ 34,702	$ 36,837	$ 13,945
Growth Fund	15,845	15,992	1,468
Alternative Fund	3,059	4,047	137

For the year/period ended June 30, 2010, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$ 60,087	$ 35,363	$ 5,988
Growth Fund	33,157	18,538	374
Alternative Fund (1)	629	1,613	34

(1) For the period December 30, 2009 through June 30, 2010.

For the five month period ended November 30, 2010, Compass received $32,072, $5,805 and $2,402 from the Balanced Fund, Growth Fund and Alternative Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at November 30, 2010 for each Fund were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Balanced Fund	$ 48,672,075	$ 3,196,476	$ (175,010)	$ 3,021,466
Growth Fund	16,060,493	1,993,269	(131,992)	1,861,277
Alternative Fund	5,009,605	220,704	(40,892)	179,812

The differences between book basis and tax-basis net unrealized appreciation at November 30, 2010 for each Fund are attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of flow through income and deferred passive losses from limited partnerships and mark-to-market adjustments on section 1256 contracts.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

(5)

TAX MATTERS

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of November 30, 2010, the Funds’ most recent fiscal period end, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Post-October	Total
	Appreciation	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
Balanced Fund	$ 3,021,466	$ 2,067,639	$ 357,953	$ -	$ -	$ 5,447,058
Growth Fund	1,861,277	867,126	400,995	-	-	3,129,398
Alternative Fund	179,812	-	-	(7,027)	-	172,785

The undistributed ordinary income, capital gains, and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of flow through income, deferred passive losses from limited partnerships, short-term capital gains, mark-to-market adjustments on section 1256 contracts and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales and mark to market tax treatment for futures.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses and utilized prior post-October losses as indicated in the chart below.

As of November 30, 2010, the capital loss carryforwards and post-October losses for the Funds were as follows:

Capital Loss Carryforwards Expiring			Post-October Losses
Fund	2018	Total	Deferred	Utilized
Alternative Fund	$ (7,027)	$ (7,027)	$ -	$ 31,264

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the five month period ended November 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund Class A	$ 47,856
Balanced Fund Class C	-
Balanced Fund Class T	6,343

The tax character of dividends paid during the year ended June 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund Class A	$ 312,629
Balanced Fund Class C	24,686
Balanced Fund Class T	15,633
Growth Fund Class A	44,825
Growth Fund Class C	653
Growth Fund Class T	4

The tax character of dividends paid during the period from December 31, 2008 through June 30, 2009 were as follows:

Fund	Ordinary Income
Balanced Fund Class A	$ 98,612
Balanced Fund Class C	4,733
Growth Fund Class A	26,485

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

Growth Fund Class C	924

(5)

TAX MATTERS

In accordance with the accounting pronouncements, the Funds have recorded reclassifications in their capital accounts.  These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of November 30, 2010, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

			Capital Paid
	Accumulated	Accumulated	in on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
Balanced Fund	$ 12,206	$ (12,206)	$ -
Growth Fund	65,248	(65,248)	-
Alternative Fund	15,279	-	(15,279)

(6)

UNDERLYING FUND RISK

The Funds invest primarily in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of November 30, 2010, Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers held 32% and 39% of the voting securities of the Balanced Fund and Growth Fund, respectively, and may be deemed to control each of the Funds. As of November 30, 2010, LPL Financial, Inc. held 31%, 41% and 47% of the voting securities of the Balanced Fund, Growth Fund and Alternative Fund, respectively, and may be deemed to control each of the Funds.

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

 (9)

SUBSEQUENT EVENTS

On February 15, 2011, the Board of Trustees of Catalyst Funds approved a change in each Fund's tax and fiscal year end from June 30 to November 30. In order to qualify as a RIC and be eligible for the favorable tax provisions under the Code that apply to RICs, no more than 10% of a Fund's income can consist of "non-qualifying" income. Generally, non-qualifying income is income that is generated by investments other than securities. The Board of Trustees determined that it was in the best interests of shareholders of the Funds to change each Fund's year end to provide an additional five months to generate additional qualifying income. The change in year end is not expected to have any negative tax impact on the Funds. The Funds' investment adviser has represented to the Board of Trustees that it intends to continue to implement each Fund's investment allocation strategy, but avoid any investments that generate non-qualifying income. The Board of Trustees will continue to monitor each Fund's progress in generating additional qualifying income, and will notify shareholders if the Board determines that additional actions are necessary, including a determination regarding liability for any penalty.

Effective December 1, 2010, the Trust has entered into a Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Funds, each Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

                                ANNUAL REPORT

Effective December 1, 2010, the Funds will pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.

(9)

SUBSEQUENT EVENTS (Continued)

On December 31, 2010, the Balanced Fund paid $2,414,914 and $346,365 of ordinary income and long-term capital gain distributions, respectively.  On December 31, 2010, the Growth Fund paid $1,061,187 and $380,065 of ordinary income and long-term capital gain distributions, respectively.  On December 31, 2010, the Alternative Fund paid $390,999 of ordinary income distributions.

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

(10)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Catalyst Funds

and the Shareholders of the Compass EMP Multi-Asset Balanced Fund,

the Compass EMP Multi-Asset Growth Fund and the Compass EMP

Alternative Strategies Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Multi-Asset Growth Fund, each a series of shares of beneficial interest of the Catalyst Funds, as of November 30, 2010, and the related statements of operations for the five month period ended November 30, 2010 and the year ended June 30, 2010, the statements of changes in net assets for the five month period ended November 30, 2010, the year ended June 30, 2010 and the period from December 31, 2008 (commencement of operations) to June 30, 2009 and the financial highlights for the five month period ended November 30, 2010, the year and period ended June 30, 2010 and the period from December 31, 2008 (commencement of operations) to June 30, 2009.  We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Compass EMP Alternative Strategies Fund (formerly the Compass EMP Alternative Asset Fund), a series of shares of beneficial interest of the Catalyst Funds, as of November 30, 2010, and the related statements of operations and changes in net assets and the financial highlights for the five month period ended November 30, 2010 and the period from December 30, 2009 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, as of November 30, 2010, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

April 1, 2011

COMPASS EMP MUTUAL FUNDS

ANNUAL REPORT

Additional Information – November 30, 2010 (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

No later than August 29 of each year, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period from July 1, 2010 through November 30, 2010, the following dividends and distributions per share were paid by the Funds:

Fund	Ordinary Income
Compass EMP Multi-Asset Balanced Fund Class A	$ 0.017793
Compass EMP Multi-Asset Balanced Fund Class T	0.011428

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which was mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Renewal of the Compass Multi-Asset Balanced Fund, Compass Multi-Asset Growth Fund and Compass Alternative Strategies Fund Management Agreement

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a “Fund” and collectively, the “Funds”), and Compass Efficient Model Portfolios, LLC (the “Advisor”) at a meeting of the Board of Trustees held on November 10, 2010.

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Funds since inception, the Advisor’s services to the Funds, comparative fee and expense information and the Advisor’s profitability from managing the Funds.  The Trustees noted that the Advisor receives the benefit of 12b-1 fees.

As to the nature, extent and quality of the services provided by the Advisor to the Funds, the Trustees reviewed the Advisor’s Form ADV, Parts I and II, which provided an overview of the services provided by the Advisor, as well as information on the corporate structure, officers, owners and compliance record of the Advisor.  The Board considered that, under the terms of the Management Agreement, the Advisor, subject to the supervision of the Board, will provide the Funds with investment advice and supervision and will continuously furnish an investment program for each Fund consistent with the investment objectives and policies of the respective Fund. The Board also considered that the Advisor manages the investment of the assets of the Funds in conformity with the investment objectives and policies of each respective Fund and that it is the responsibility of the Advisor to make investment decisions for the Funds and to provide continuous supervision of the investment portfolios of the Funds.

The Trustees noted that the Advisor pays the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members, or stockholders of the Advisor.  They also noted that the Advisor pays all advertising, promotion, and other distribution expenses incurred in connection with each Fund’s shares to the extent such expenses are not permitted to be paid by the Funds under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees also considered the scope of the services provided by the Advisor and noted that the Advisor is responsible for maintaining and monitoring its compliance program and the Funds’ compliance with the Trust’s compliance program.  The Trustees considered the investment experience of the portfolio manager to the Funds, as well as the quality of the administrative services provided by the Advisor. The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Funds under the Management Agreement.

As to the Funds’ performance, the Board considered a report containing the Funds’ returns as of September 30, 2010 for the 1-month, 3-month, year-to-date and since inception periods and the 12-month and 3-year periods for the applicable Funds.

With respect to the Compass EMP Multi-Asset Balanced Fund, the Board noted that the Fund’s performance exceeded that of the S&P 500 Index and the MSCI World Index (together, the “Indices”) for the year-to-date period, but lagged the Indices for all other periods. The Trustees concluded that the Fund’s performance was acceptable.

With respect to the Compass EMP Multi-Asset Growth Fund, the Trustees noted that the Fund’s performance exceeded that of the MSCI World Index for the year-to date period, but lagged the Indices for all other periods.  The Board also noted that the Fund outperformed a peer group of funds in the World Allocation Morningstar category for the 3-month and trailing 18-month periods, but lagged for the year-to-date and since inception periods. The Trustees concluded that the Fund’s performance was acceptable.

The Trustees then discussed the performance of the Compass EMP Alternative Strategies Fund.  They noted that the Fund outperformed the Indices for the since inception period, but trailed the performance of the Fund’s peer group.  However, the Board noted that the Fund’s time operating since inception was relatively short by which to judge the Adviser’s performance.   As a result, the Board concluded that it would continue to monitor the Fund’s performance and that it was acceptable.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s analysis of its profitability and its financial condition, and noted that the Advisor is participating in expense cap arrangements.  The Trustees noted that the Advisor had incurred losses on each of the Funds for the 8-month period ended August 31, 2010.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fees paid by the Funds and compared them to management fees paid by funds in respective peer groups.  The Trustees also compared the total expense ratios of the Funds with the expense ratios of the funds in the respective peer groups.  With respect to the Compass EMP Multi-Asset Balanced Fund, the Trustees noted that the Fund’s management fee of 0.90% was below the average of its peer group.  The Trustees also noted that the Fund’s expense ratio was below the peer group’s average.  With respect to the Compass EMP Multi-Asset Growth Fund, the Board noted that the Fund’s management fee of 1.20% and its expense ratio were higher than its peer group’s averages, but were below those of certain funds in the peer group. With respect to the Compass EMP Alternative Strategies Fund, the Board noted that the Fund’s management fee of 0.90% and expense ratio were lower than the peer group’s average.  The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services the Fund receives from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Funds and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where the Advisor could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Management Agreement was in the best interests of the Trust and the Funds’ shareholders, and unanimously voted to renew the Management Agreement.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-888-944-4367.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	14	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	14	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	14	None
Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006.	14	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Groesbeck Growth of Income Fund and Catalyst Strategic Value Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007	Senior V.P. of Matrix Capital Group, Inc. since 2/2005.	N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per special board meeting at the discretion of the Chairman.  The Chairman of the Trust’s audit committee receives an additional quarterly fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal period ended November 30, 2010.

Name of Trustee[1]	Aggregate Compensation From the Compass EMP Multi-Asset Balanced Fund	Aggregate Compensation From the Compass EMP Multi-Asset Growth Fund	Aggregate Compensation From the Compass EMP Alternative Strategies Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Compass EMP Funds to Trustees[2]
Independent Trustees
Tobais Caldwell	$343	$343	$343	Not Applicable	Not Applicable	$1,029
Tiberiu Weisz	$290	$289	$289	Not Applicable	Not Applicable	$ 868
Bert Pariser	$289	$289	$289	Not Applicable	Not Applicable	$ 867
Interested Trustees
Jerry Szilagyi	None	None	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the fourteen portfolios of the Trust.

2 Figures are for the period from July 1, 2010 through November 30, 2010.

Compass EMP Mutual Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN  37027

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

U.S. Bank N.A.

425 Walnut Street

Columbus, OH  45202

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	11/30/2010	06/30/2010
Compass EMP Multi-Asset Balanced Fund	11,000	11,000
Compass EMP Multi-Asset Growth Fund	11,000	11,000
Compass EMP Alternative Strategies Fund	11,000	11,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	11/30/2010	06/30/2010
Compass EMP Multi-Asset Balanced Fund	2,000	2,000
Compass EMP Multi-Asset Growth Fund	2,000	2,000
Compass EMP Alternative Strategies Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2010 and June 30, 2010 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2010 and June 30, 2010 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

By Christopher F. Anci	/s/ Christopher F. Anci ______________________________
President,
Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci________________________________
President
Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley___________________________________
Treasurer
Date: April 1, 2011